Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2016
Registrant Name	dei_EntityRegistrantName	FRANKLIN NEW YORK TAX FREE INCOME FUND
Central Index Key	dei_EntityCentralIndexKey	0000703112
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 06, 2016
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016